Label	Element	Value
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE POOLED® TRUST

Delaware Global Listed Real Assets Fund

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus (the “Prospectus”)

dated January 28, 2020

On June 10, 2020, the Board of Trustees of the Fund approved the appointment of Macquarie Investment Management Global Limited (“MIMGL”) as a sub-advisor to the Fund to take effect as of June 11, 2020 (the “Effective Date”).

In connection therewith, upon the Effective Date, the following replaces the second to last paragraph of the section of the Fund’s Prospectus entitled “Fund summary – What are the Fund’s principal investment strategies?”:

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.  MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Effective as of the date of this supplement, the following replaces the second to last paragraph of the section of the Fund’s Prospectus entitled “How we manage the Fund – Our principal investment strategies:

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.  MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The following replaces the third paragraph in the section of the Fund’s Prospectus entitled “Who manages the Fund – Sub-advisors”:

Macquarie Investment Management Global Limited, (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of MIM. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek quantitative support from MIMGL, and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager.  MIMGL is also responsible for managing the Fund’s real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The following replaces the information under the section entitled, “Who manages the Fund – Who’s Who – Investment manager”:

Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of a fund’s assets. A sub-advisor is a company generally responsible for the day-to-day management of the fund’s assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated June 11, 2020.

Investment Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class A
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Trading Symbol	dei_TradingSymbol	DPREX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class C
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Trading Symbol	dei_TradingSymbol	DPRCX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class R
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Trading Symbol	dei_TradingSymbol	DPRRX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | INSTITUTIONAL CLASS
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Trading Symbol	dei_TradingSymbol	DPRSX
Alternative / specialty mutual fund | Delaware Global Listed Real Assets Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPRDX